Consolidated Statements of Profit or Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
REVENUE	$ 6,394.7	$ 5,268.5	$ 4,540.4
Cost of sales and services	(5,241.6)	(4,358.9)	(3,628.2)
GROSS PROFIT	1,153.1	909.6	912.2
Administrative expenses	(198.9)	(204.9)	(184.9)
Selling expenses	(309.7)	(314.7)	(274.4)
Expected credit (losses) reversal	(21.1)	10.2	(17.4)
Research expenses	(55.0)	(90.3)	(110.0)
Other income	266.1	170.7	110.5
Other expenses	(162.7)	(176.3)	(555.0)
Share of profit (loss) of investments accounted for under the equity method	(4.3)	10.2	8.5
OPERATING INCOME (LOSS) BEFORE FINANCIAL RESULT	667.5	314.5	(110.5)
Financial income	311.1	128.6	166.5
Financial expenses	(415.6)	(321.9)	(290.0)
Foreign exchange gain (loss), net	(6.0)	(0.5)	28.2
INCOME (LOSS) BEFORE INCOME TAX	557.0	120.7	(205.8)
Income tax	(202.4)	43.6	2.3
INCOME (LOSS) FOR THE YEAR	354.6	164.3	(203.5)
Attributable to:
Owners of Embraer	352.5	164.0	(185.4)
Non-controlling interests	$ 2.1	$ 0.3	$ (18.1)
Earnings (loss) per share – basic in US$	$ 0.48	$ 0.22	$ (0.25)
Earnings (loss) per share – diluted in US$	$ 0.48	$ 0.22	$ (0.25)